INCOME TAXES	12 Months Ended
Jun. 30, 2021
INCOME TAXES [Abstract]
INCOME TAXES

18.        INCOME TAXES

The major components of income tax expense are:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Current tax:
Current year	3,876	1,850	836
Change in estimates related to prior year	80	201	(21)
	3,956	2,051	815
Deferred tax:
Origination and reversal of temporary differences	(2,062)	1,923	8,427
Changes in tax rates	24	270	(124)
Recognition of previously unrecognized tax losses	—	(1,907)	(702)
Recognition of previously unrecognized net deductible temporary differences	—	(22)	29
	(2,038)	264	7,630

Total expense for the year	1,918	2,315	8,445

Income tax expense is attributable to:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
	1,918	2,315	3,615
Income tax expense from discontinued operations	—	—	4,830
Total	1,918	2,315	8,445

The Group’s U.S. tax provision include the following U.S. entities: Ibex Global Solutions, Inc., Digital Globe Services, Inc., iSky Inc. and e-Telequote Insurance, Inc. which file separate income tax returns in the US. The Group’s tax provision also include various foreign subsidiaries based in the UK, EU, Canada, Jamaica, Nicaragua, Pakistan, Senegal, and Philippines. These entities file income tax returns in their respective jurisdictions. No income tax provision has been calculated for holding companies (the Holding Company, IBEX Global Limited, DGS Limited and Etelequote Limited), as they are Bermuda based and there is no corporate income tax in Bermuda.

As a result of re-organization, Digital Globe Services, Inc. and TelSatOnline, Inc. were converted into single-member US LLCs on March 1, 2021 and placed under Ibex Global Solutions, Inc. Ibex Global Solutions, Inc. will include results of these entities on its US tax returns.

Deferred tax expense for the year ended June 30, 2020 includes a non-recurring benefit of $0.6 million related to change in revenue and related costs recognition under IFRS15 - Revenue from contracts with customers. Furthermore, deferred tax expense for the year ended June 30, 2019 includes a non-recurring expense of $3.1 million on cancellation of legacy ESOP plan.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as net operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using the enacted tax rates that will apply to taxable income in the periods the deferred tax item is expected to be settled or realized. The tax effects of the Group’s temporary differences and carry forwards are as follows:

Tax effect of deductible / (taxable) temporary differences

	June 30,	June 30,
	2021	2020
	(US$’000)
Deductible temporary differences:
− Provisions and write-offs against accounts receivable	30	85
− Unpaid accrued expenses / compensation	3,413	687
− Net operating losses	834	1,629
− Property and equipment	385	348
− Lease liability (right of use assets)	5,692	5,101
	10,354	7,850
Taxable temporary differences:
− Property and equipment	(133)	(105)
− Right of use assets	(5,097)	(4,661)
− Intangible assets	(958)	(978)
	(6,188)	(5,744)
Net deferred tax assets	4,166	2,106

	June 30,	June 30,
	2021	2020
	(US$’000)
Deferred tax asset	4,252	2,223
Deferred tax liability	(86)	(117)
	4,166	2,106

Movement in deferred tax assets / (liability):

	June 30,	June 30,
	2021	2020
	(US$’000)
Opening deferred tax assets	2,106	2,370
Deferred tax benefits / (expense)	2,038	(264)
Foreign exchange and other rate differences	22	—
Net deferred tax assets	4,166	2,106

A deferred tax asset has not been recognized for the following gross amounts:

	June 30,	June 30,
	2021	2020
	(US$’000)
Unused tax losses	26,575	25,320
Deductible temporary differences	81	253
Unused tax losses and deductible differences - unrecognized	26,656	25,573

Deferred tax asset arising on the above amounts has not been recognized in these consolidated financial statements, as the management is of the prudent view that it is not probable that sufficient taxable profit will be available in the foreseeable future against which these temporary differences and unused tax losses can be utilized. Other factors considered include cumulative losses in recent years and non-existence of future reversals of existing taxable temporary differences. The unused tax losses will begin to expire in 2027.

At June 30, 2021, the Group’s US federal and state net operating loss carry forward for income tax purposes are $15.9 million (June 30, 2020: $20.6 million) and $36.7 million (June 30, 2020: $26.6 million) respectively which will begin to expire in 2030. The Group’s Canadian subsidiary has net operating loss carry forward of $2.3 million (June 30, 2020: $2.2 million), expiring over the period 2028 through 2038. The Group’s UK and European subsidiaries have net operating loss carry forward of $4.3 million (June 30, 2020: $3.9 million) which can be carried forward indefinitely. The Group’s Luxembourg subsidiary has net operating loss of $1.2 million (June 30, 2020: $1.2 million) which will begin to expire in 2038. The Group’s subsidiary in Senegal has net operating loss carry forward of $2.7 million (June 30, 2020: $2.9 million) expiring over the period 2022 through 2025. These amounts are based on the income tax returns filed for the year ended June 30, 2020 and estimated amounts for the year ended June 30, 2021.

During the fiscal year ended June 30, 2019, the Group’s subsidiary in Luxembourg was challenged by the tax authorities on a certain tax exemption. Luxembourg tax authorities issued an assessment for tax year 2014, denying the exemption. The Group filed a petition to Luxembourg tax office to challenge this position. In response to formal petition, the Group received a revised tax assessment from Luxembourg tax authorities on June 17, 2020. Luxembourg tax authorities have accepted Group’s tax position and allowed the tax exemption.

The Group is subject to income tax in several jurisdictions and significant judgment is required in determining the provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. As a result, the Group recognizes tax liabilities based on estimates of whether additional taxes and interest will be due. The Group has adopted IFRIC 23 effective from July 1, 2019 and reassessed its judgments and estimates related to income tax treatments in various jurisdictions. There are no material uncertain tax treatments that would require adjustment to the income tax expense.

There are no income tax consequences attached to the payment of dividends by the Group to its shareholders.

Reconciliation of effective tax rate

Below is a reconciliation of tax expense and the accounting profit. As the Group’s key income generating operations are based in the US, United States blended federal income tax rate of 21% is used for the purpose of this reconciliation:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Profit / (loss) for the year	2,847	7,770	10,965
Income tax expense / (benefit)	1,918	2,315	8,445
Net profit / (loss) before income tax	4,765	10,085	19,410

	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2021	2021	2020	2020	2019	2019
	(%)	(US$’000)	(%)	(US$’000)	(%)	(US$’000)

Income tax expense using the applicable tax rate	21.0%	1,001	21.0%	2,118	21.0%	4,230
State taxes (net of federal tax effect)	7.3%	349	12.9%	1,303	5.3%	1,073
Effect of tax and exchange rates in foreign jurisdictions	3.7%	175	(7.7)%	(776)	5.1%	1,043
Foreign subsidiaries taxed at lower rate or tax exempt	22.3%	1,064	1.9%	191	(1.9)%	(380)
Non-deductible expenses / exempt income	5.4%	256	3.3%	328	2.3%	470
Employment and other tax credits	(20.3)%	(967)	—%	—	—%	—
Cancellation of legacy ESOP plan	—%	—	—%	—	15.2%	3,104
Effect of disposal of subsidiaries	—%	—	—%	—	(2.0)%	(403)
Prior year provision / other items	(3.8)%	(180)	(3.2)%	(320)	0.4%	73
Unrecognized losses utilized during the year	—%	—	10.1%	1,018	—%	—
Change in unrecognized temporary differences	4.6%	220	(15.3)%	(1,547)	(3.7)%	(765)
	40.2%	1,918	23.0%	2,315	41.7%	8,445